UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21173

                           MAN-GLENWOOD LEXINGTON, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6800

                     DATE OF FISCAL YEAR END: MARCH 31, 2004

                    DATE OF REPORTING PERIOD: MARCH 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

















     MAN-GLENWOOD LEXINGTON, LLC

     FINANCIAL STATEMENTS AS OF MARCH 31, 2004 AND
     INDEPENDENT AUDITORS' REPORT

MAN-GLENWOOD LEXINGTON, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                         PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                   1

FINANCIAL STATEMENTS:

   Statement of Assets and Liabilities                                    2

   Statement of Operations                                                3

   Statements of Changes in Net Assets                                    4

   Statement of Cash Flows                                                5

   Notes to Financial Statements                                         6-9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington, LLC:

We have audited the accompanying statements of assets and liabilities of Man-Glenwood Lexington, LLC (the "Company"), as of March 31, 2004, the related statements of operations and cash flows for the year then ended, and the statement of changes in net assets for the year ended March 31, 2004 and period January 21, 2003 (inception) through March 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the management of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, such financial statements presents fairly, in all material respects, the financial position of the Company as of March 31, 2004, the results of its operations and cash flows for the year ended and the statement of changes in net assets for the year ended March 31, 2004 and from the period January 21, 2003 (inception) through March 31, 2003 in conformity with accounting principles generally accepted in the United States of America.




May 25, 2004

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004
--------------------------------------------------------------------------------

ASSETS:
 Investment in the Man-Glenwood Lexington Associates
   Portfolio, LLC, at fair value (cost $43,779,352)             $ 44,802,952
 Cash and cash equivalents                                             9,099
 Receivable for investments sold                                   1,275,816
 Due from Adviser                                                    270,122
 Other assets                                                          6,070
                                                                ------------

TOTAL ASSETS                                                      46,364,059
                                                                ------------

LIABILITIES:
 Capital withdrawals payable                                       1,275,816
 Adviser fee payable                                                  24,311
 Accrued professional fees payable                                    59,755
 Distribution fee payable                                             48,668
 Administrative fee payable                                            6,250
 Other liabilities                                                    16,478
                                                                ------------

TOTAL LIABILITIES                                                  1,431,278
                                                                ------------

NET ASSETS                                                      $ 44,932,781
                                                                ============

COMPONENTS OF NET ASSETS:
 Represented by:
   Capital transactions -- net                                    44,103,635
   Accumulated net investment loss                                  (575,323)
   Accumulated realized gain on investments                          215,131
   Accumulated net unrealized appreciation on investments          1,189,338
                                                                ------------

NET ASSETS                                                      $ 44,932,781
                                                                ============

NET ASSET VALUE PER UNIT

  (Net assets divided by 426,663 units of beneficial
    interest)                                                   $     105.31
                                                                ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC:
  Interest                                                      $     14,209
  Expenses                                                          (395,078)
                                                                -------------
NET INVESTMENT LOSS ALLOCATED FROM MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC                                           (380,869)
                                                                -------------

FUND INVESTMENT INCOME:
  Interest                                                             4,821
                                                                -------------

TOTAL FUND INVESTMENT INCOME                                           4,821
                                                                -------------

FUND EXPENSES:
  Professional fee                                                   427,702
  Investor servicing fee                                              99,266
  Adviser fee                                                         49,623
  Directors fee                                                       34,811
  Transfer agency fee                                                 34,582
  Registration fee                                                    31,248
  Administrator fee                                                   25,000
  Tax services fee                                                    25,000
  Custody fee                                                          7,320
  Other                                                                9,763
                                                                -------------

TOTAL FUND EXPENSES                                                  744,315

  Less:  Voluntary expenses waiver                                  (545,040)
                                                                -------------

NET FUND EXPENSES                                                    199,275
                                                                -------------

NET INVESTMENT LOSS                                                 (575,323)
                                                                -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC:
  Net realized gain on investments                                   215,131
  Net change in unrealized appreciation on investments             1,189,338
                                                                -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED
FROM MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC              1,404,469
                                                                -------------

INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES               $    829,146
                                                                =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2004 AND THE PERIOD
JANUARY 21, 2003 (INCEPTION) TO MARCH 31, 2003
--------------------------------------------------------------------------------

                                              YEAR ENDED     JANUARY 21, 2003 TO
                                            MARCH 31, 2004     MARCH 31, 2003
                                            ------------------------------------

INCREASE/DECREASE IN NET ASSETS
  FROM INVESTMENT ACTIVITIES:
  Net investment loss                        $    (575,323)     $         -
  Net realized gain (loss) on investments          215,131                -
  Net change in unrealized appreciation on
    investments                                  1,189,338                -
                                             --------------     ------------

    Net increase in net assets from
      investment activities                        829,146                -
                                             --------------     ------------

CAPITAL TRANSACTIONS:
  Capital contributions                         45,609,064          100,000
  Capital withdrawals                           (1,605,429)               -
                                             --------------     ------------

NET CAPITAL TRANSACTIONS                        44,003,635          100,000
                                             --------------     ------------

NET ASSETS -- Beginning of year                    100,000                -
                                             --------------     ------------

NET ASSETS -- End of year                    $  44,932,781      $   100,000
                                             ==============     ============


See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
 Increase in net assets from investment activities           $     829,146
 Adjustments to reconcile net increase in net assets
   from investment activities to net cash used in
   operating activities:
   Net purchases of investments                                (43,779,352)
   Appreciation of investment in Man-Glenwood
     Lexington Associates Portfolio, LLC                        (1,023,600)
   Increase in receivable for securities sold                   (1,275,816)
   Increase in due from Adviser                                   (270,122)
   Increase in other assets                                         (6,070)
   Increase in adviser fee payable                                  24,311
   Increase in administrative fee payable                            6,250
   Increase in accrued professional fees                            59,755
   Increase in distribution fee payable                             48,668
   Increase in other liabilities                                    16,478
                                                             --------------

     Net cash used in operating activities                     (45,370,352)
                                                             --------------

FINANCING ACTIVITIES:
 Capital contributions                                          45,609,064
 Capital withdrawals                                              (329,613)
                                                             --------------

   Net cash provided by financing activities                    45,279,451
                                                             --------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                          (90,901)
                                                             --------------

CASH AND CASH EQUIVALENTS -- Beginning of year                     100,000
                                                             --------------

CASH AND CASH EQUIVALENTS -- End of year                     $       9,099
                                                             ==============


See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Man-Glenwood Lexington, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on January 21, 2003 with operations commencing on April 1, 2003. The Company invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"). As of March 31, 2004, the Company owned 78.29% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

     The Portfolio Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns which have low correlation with major market indices. The Portfolio Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Portfolio Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

     Glenwood Capital Investments, L.L.C. serves as the Portfolio Company's investment adviser (the "Adviser") and also provides certain administrative services to the Company. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

     The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

     SEI Investments Global Funds Services ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

     The Company's Board of Managers approved an Investor Servicing Agreement and a General Distributor's Agreement with Man Investments Inc.

     The Company intends to be treated as a partnership for Federal income tax purposes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. The Company does not presently intend to make periodic distributions of its net income or gains, if any, to its members.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENTS--The Company values its investments in the Portfolio Company at the Company's pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are limited partnerships and other pooled vehicles (collectively, the "investment funds") and are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the year ended March 31, 2004, no dividends or distributions were declared or paid by the Portfolio Company's investments.

     Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

     The Portfolio Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company's investment, as well as incentive fees and allocations based upon profits earned by the Portfolio Company. These fees are deducted directly from the Portfolio Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2004, fees for these services ranged from 0% to 3.0% annually for management fees and 20% to 50% for incentive fees and allocations.

     The Portfolio Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

     CASH AND CASH EQUIVALENTS--Cash and cash equivalents represent cash in banks and overnight investments.

     FUND EXPENSES-- The Portfolio Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Company pays a quarterly fee (the "Investor Servicing Fee") computed at the annual rate of 0.50% of the aggregate value of its outstanding units, determined as of the last day of the calendar month (before any repurchases of units), to Man Investments Inc. (the "Distributor") to reimburse it for payments made to broker-dealers and certain financial advisers that have agreed to provide ongoing investor services and account

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     maintenance services to investors in the Company that are their customers ("Investor Service Providers") and for the Distributor's ongoing investor servicing. Each Investor Service Provider will be paid based on the aggregate value of outstanding units held by investors that receive services from the Investor Service Provider. The Company also pays an administration fee to the Adviser and SEI for the provision of certain administrative services.

     The Adviser is contractually obligated to reimburse expenses in excess of 3.00% of the aggregate net assets of the Company through December 31, 2005.

     INVESTMENT INCOME--Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

     Taxes-- The Company is not a taxable entity for federal, state or local income tax purposes. Such taxes are liabilities of the individual members and the amounts thereof will vary depending on the individual situation of each member. Accordingly, there is no provision for income taxes in the accompanying financial statements.

     The Company may be subject to Illinois replacement tax. The amount of Illinois replacement tax, if any, is dependent upon the allocation of taxable income reported to the Company by the underlying investments in funds.

3.   CAPITAL STRUCTURE

     Initial and additional subscriptions for units by eligible investors are accepted on the first business day of each month through December 1, 2005, based on the Company's net asset value. It is expected that beginning January 1, 2006, units will be offered on a quarterly basis; however, the Board may reject or discontinue accepting subscriptions on a monthly or quarterly basis at any time.

     There is no public market for units, and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

     The Company from time to time may offer to repurchase outstanding units based on the Company's net asset value pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units as of September 30, 2003, December 31, 2003 and March 31, 2004.

     The Company's assets consist primarily of its interest in the Portfolio Company. Therefore, in order to finance the repurchase of units from Members, the Company may need to liquidate all or a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company interests.

     The Company expects to pay 100% of the value of units repurchased approximately one month after the net asset value is determined for those Members who have requested the repurchase of a partial number of units. For those Members who have requested a repurchase of all of their units, approximately 95% of the value of the units repurchased is expected to be paid approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company's annual audit.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

 4.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                 FOR THE PERIOD
                                                                JANUARY 21, 2003
                                                  YEAR ENDED    (INCEPTION) TO
                                                MARCH 31, 2004   MARCH 31, 2003
                                                --------------------------------

Net asset value, beginning of period              $    100.00      $  100.00

Net investment loss                                     (3.04)           -

Realized and unrealized gains on investments             8.35            -
                                                  ------------     ----------

Total from operations                                    5.31            -
                                                  ------------     ----------

Net asset value, end of period                    $    105.31      $  100.00
                                                  ============     ==========

Net Assets, end of period                         $44,932,781      $ 100,000

Ratio of net investment loss to average
  net assets(1)                                       (2.90)%          0.00%

Ratio of expenses to average net assets(1)(2)          3.00%           0.00%

Total return                                           5.31%           0.00%

Portfolio Turnover                                    24.93%           0.00%


(1) Ratio of expenses does not include management fees and incentive fees earned by the adviser of the underlying investment funds of the Portfolio Company.

(2) If expenses had not been voluntarily reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (6.24)% and 6.34%, respectively.

                                     ******

MAN-GLENWOOD LEXINGTON, LLC

FUND MANAGEMENT
(UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.

                                                                                                          NUMBER          OTHER
                                    POSITION(S)       TERM OF OFFICE AND        PRINCIPAL OCCUPATION      OF FUNDS    DIRECTORSHIPS
     NAME, AGE AND ADDRESS        HELD WITH FUND     LENGTH OF TIME SERVED      DURING PAST 5 YEARS       OVERSEEN        HELD
------------------------------------------------------------------------------------------------------------------------------------
John M. Kelly, 57                 Manager         Perpetual until resignation   Sales and marketing of      Three       None
Man Investments Inc.                              or removal                    hedge funds for the
123 N. Wacker Drive, 28th Floor                   Manager since 1/20/03         Man Investments
Chicago, Illinois 60606                                                         Division of Man Group
                                                                                plc

Marvin L. Damsma, 57              Manager         Perpetual until resignation   Director of Trust           Three       None
c/o Man-Glenwood Lexington                        or removal                    Investments for
Associates Portfolio, LLC                         Manager since 1/20/03         BP America Inc.
123 N. Wacker Drive, 28th Floor
Chicago, Illinois 60606

Dale M. Hanson, 61                Manager         Perpetual until resignation   Principal/partner of        Three       Quality
c/o Man-Glenwood Lexington                        or removal                    American Partners                       Systems Inc.
Associates Portfolio, LLC                         Manager since 1/20/03         Consulting, a marketing
123 N. Wacker Drive, 28th Floor                                                 organization
Chicago, Illinois 60606

Princicpal Officers Who Are Not Managers:

John B. Rowsell (46)              President and   Since 1/13/04                 President (2003) and member
                                  Principal                                     of Investment Committee
                                  Executive                                     (2001), Glenwood Capital
                                  Officer                                       Investments, L.L.C.
                                                                                (investment adviser);
                                                                                Investment Manager, McKinsey
                                                                                & Co. (consultant)

Alicia Derrah (46)                Treasurer and   Since 1/20/03                 Chief Financial Officer,
                                  Principal                                     Glenwood Capital
                                  Financial and                                 Investments, L.L.C.
                                  Accounting                                    (investment adviser)
                                  Officer

Robert Tucker (36)                Vice President  Since 1/20/03                 Chief Operating Officer
                                                                                (2002) of Glenwood Capital
                                                                                Investments, L.L.C. Manager
                                                                                of Fund Operations,
                                                                                portfolio management, and
                                                                                treasury functions, Man
                                                                                Group plc,; CFO and a
                                                                                director, Earthport plc
                                                                                (technology company)

Steven Zoric (33)                 Secretary       Since 1/20/03                 Head of U. S. Legal and
                                                                                Compliance, Man Investments
                                                                                Division of Man Group plc;
                                                                                Associate, Katten Muchin
                                                                                Zavis Rosenman (law) (April
                                                                                1997 to October 1999,
                                                                                August 2000 to July 2001);
                                                                                Futures and Commodities
                                                                                Compliance Manager, Morgan
                                                                                Stanley and Co. Inc. (Nov.
                                                                                1999 to July 2000)

ITEM 2.  CODE OF ETHICS.

As of March 31, 2004, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

The audit committee financial expert is Mr. Dale M. Hanson. Mr. Hanson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees paid to Principal Accountant by the Registrant. The table below set forth the aggregate fees billed by the principal accountant, Deloitte & Touche, LLP, for each of the past two fiscal years for professional services rendered in connection with: (a) the audit of the Registrant's annual financial statements and services normally provided in connection with statutory and regulatory filings ("Audit Fees"); (b) audit-related services (including assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees") ("Audit-related Fees"); (c) tax compliance, tax advice and tax planning ("Tax Fees"); and (d) all other fees billed for products and professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item ("All other fees").

----------------------------------------------------------------------------------------------------------------------
                  Audit fees              Audit-related fees(1)    Tax fees(2)              All other fees
----------------------------------------------------------------------------------------------------------------------
                 3/31/2003   3/31/2004    3/31/2003    3/31/2004   3/31/2003    3/31/2004   3/31/2003    3/31/2004
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Registrant       $5,200      $16,200      $0           $5,828      $0           $24,000     $0           $0
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
         (1) Fees related to semi-annual review.
         (2) Fees related to tax consulting and compliance.

     The following fees are for non-audit services by Deloitte & Touche to Glenwood Capital Investments LLC ("Glenwood") and any entity controlling, controlled by or under common control with Glenwood ("control entities") that were pre-approved by the Registrant's audit committee:

----------------------------------------------------------------------------------------------------------------------
                           Audit-related fees            Tax fees(1)                     All other fees(2)
----------------------------------------------------------------------------------------------------------------------
                           3/31/2003     3/31/2004       3/31/2003      3/31/2004        3/31/2003      3/31/2004
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Glenwood and
control entities           $0            $0              $35,694        $173,055         $0             $20,000
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
         (1) Fees related to tax consulting and compliance.
         (2) Fees related to security counts.

Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has adopted an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services by Deloitte & Touche LLP. The audit committee charter requires that non-audit services provided by Deloitte & Touche LLP, the independent auditor of each of Registrant, Man-Glenwood Lexington TEI, LLC, and Man-Glenwood Lexington Associates Portfolio, LLC, (the "Funds"), to the Funds or Glenwood Capital Investments, L.L.C. (the "Adviser") or to affiliates of the Adviser that provide ongoing services to the Funds, will be considered by the Audit Committee on a case-by-case basis other than certain de minimus services. Payments during any given year to Deloitte & Touche LLP for any de minimus non-audit service under the policies and procedures may not exceed the lesser of
(a) in the aggregate $10,000 per year, or (b) five percent of total revenues paid by the Funds, the Adviser and affiliates of the Adviser that provide ongoing services to the Funds. Any de minimus non-audit services must be individually authorized by the Funds' President or Secretary after determination of compliance with the policy and procedures. The Funds' President or Secretary must promptly notify the Audit Committee of any de minimus non-audit services.

The aggregate non-audit fees billed by the Deloitte & Touche, LLP for services to the Registrant, for services to Glenwood and for services to control entities of Glenwood that provide ongoing services to the Registrant was $35,694 and $222,883 for the fiscal years ended March 31, 2003 and March 31, 2004, respectively.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Registrant invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (the "Master Fund"). As of March 31, 2004, Registrant owned 78.29% of the Master Fund.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, Registrant acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. Registrant takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. Registrant considers each issue on its merits and considers those factors that would affect the value of its clients' investments. The Adviser believes the recommendation of management on any issue should be given substantial weight in determining how to vote.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls subsequent to the date of their evaluation.

ITEMS 11. EXHIBITS.

11(a)(1) Registrant's code of ethics for principal executive and principal financial officers are filed herewith.

11(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

11(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                MAN-GLENWOOD LEXINGTON, LLC


                                        By:    /s/ John B. Rowsell
                                               ---------------------------
                                               John B. Rowsell
                                               Principal Executive Officer

                                        Date:  May 31, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                        By:    /s/ John B. Rowsell
                                               ---------------------------
                                               John B. Rowsell
                                               Principal Executive Officer

                                        Date:  May 31, 2004


                                        By:    /s/ Alicia B. Derrah
                                               ---------------------------
                                               Alicia Derrah
                                               Principal Financial Officer

                                        Date:  May 31, 2004

                                  EXHIBIT INDEX

11(a)(1) Registrant's code of ethics for principal executive and principal financial officers

11(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

11(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended